Risk/Return Summary	Total
Counterpoint Tactical Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	COUNTERPOINT TACTICAL INCOME FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Counterpoint Tactical Income Fund (the “Fund”) seeks income and capital preservation.
Expense [Heading]	Fees and Expenses of the Fund :
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Counterpoint Tactical Income Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Counterpoint Tactical Income Fund	Class A Shares	Class C Shares		Class I Shares
Management Fees	1.25%	1.25%		1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%		none
Other Expenses	0.29%	0.29%		0.29%
Acquired Fund Fees and Expenses	0.56%	0.56%	[1]	0.56%	[1]
Total Annual Fund Operating Expenses	2.35%	3.10%		2.10%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Counterpoint Tactical Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	677	1,150	1,649	3,015
Class C Shares	313	957	1,625	3,411
Class I Shares	213	658	1,129	2,431

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 353% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

To pursue its investment objective, the Fund invests in mutual funds, closed-end funds and passively and actively managed exchange traded funds (“ETFs”) that invest in (i) high yield instruments (also known as “junk”) (including bonds, bank loans, preferred stock, floating rate bonds and debt and municipal high yield debt); (ii) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, including U.S. treasuries (with an average duration of up to 5 years); and (iii) cash and cash equivalents (including money market funds). The Fund may also invest in these types of securities directly. The Fund’s adviser, Counterpoint Mutual Funds, LLC (the “Adviser”) uses a proprietary quantitative model that seeks to identify the trends in the market for high yield instruments. To hedge against or replicate credit and interest rate exposure, the Fund also invests directly in derivatives (including U.S. treasury futures and credit default swaps) and may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The Fund invests in high yield instruments of any maturity or duration when the model determines that the market for high yield instruments is stable or trending upwards and either U.S. Treasuries or cash and cash equivalents when the model determines that the market for high yield instruments is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market for high yield instruments, thereby limiting portfolio volatility in down-trending markets (“downside volatility”) and downside loss.

The Adviser uses a quantitative model that takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality of the portfolio, the average duration of the portfolio and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the relative risk adjusted net returns of available high yield instruments.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

• Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

• High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

• Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. Using derivatives can create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility of the Fund’s share price.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Portfolio Turnover Risk. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.counterpointmutualfunds.com or by calling 1-844-273-8637.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2016	5.19%
Worst Quarter:	12/31/2018	(3.11)%

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Counterpoint Tactical Income Fund		Label	One Year	Five Years	Since Inception	Inception Date
Class I Shares		Return before taxes	9.85%	5.52%	5.43%	Dec. 04, 2014
Class I Shares | Return after taxes on distributions			8.18%	4.03%	3.97%
Class I Shares | Return after taxes on distributions and sale of Fund shares			5.79%	3.62%	3.57%
Class A Shares		Return before taxes	4.64%	4.32%	4.25%	Dec. 04, 2014
Class C Shares		Return before taxes	8.79%	4.52%	4.45%	Dec. 04, 2014
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		8.72%	3.05%	3.08%
[1]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Counterpoint Tactical Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	COUNTERPOINT TACTICAL EQUITY FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Counterpoint Tactical Equity Fund (the “Fund”) seeks capital appreciation and preservation.
Expense [Heading]	Fees and Expenses of the Fund :
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Counterpoint Tactical Equity Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Counterpoint Tactical Equity Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.87%	0.87%	0.87%
Interest and Dividend Expense on Securities Sold Short		0.08%	0.08%	0.08%
Remaining Other Expenses		0.79%	0.79%	0.79%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		2.40%	3.15%	2.15%
Fee Waiver and Expense Reimbursement	[2]	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver		2.11%	2.86%	1.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund's adviser))) do not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees are waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment. These agreements may be terminated only by the Board of Trustees on 60 days' written notice to the Fund's adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Counterpoint Tactical Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	777	1,254	1,757	3,133
Class C Shares	289	945	1,624	3,437
Class I Shares	189	645	1,128	2,460

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 296% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in long and short positions in equity instruments of any market capitalization. Equity instruments include domestic and foreign common stock, preferred stock, depositary receipts, equity swaps (including single-name, index, and basket swaps), options, equity index futures, and other investment companies (such as exchange traded finds (“ETFs”), mutual funds, and closed-end funds) that invest in these types of securities. The Fund may hedge exposure to foreign currencies using foreign currency forwards or futures.

In managing the Fund, the Fund’s adviser, Counterpoint Mutual Funds, LLC (the “Adviser”), employs a strategy that generates returns from two sources: (1) stock selection and (2) tactical market exposure.

Stock Selection. The Adviser selects the particular stocks on which to go long and short based on multi-factor quantitative models. The models are based on proprietary research related to economic indicators and investment anomalies found in peer-reviewed academic journals. An investment anomaly refers to a situation when a security or group of securities performs contrary to the notion of efficient markets, which states that security prices reflect all available information at any point in time. Published papers in academic finance journals have identified more than one hundred investment anomalies. An example of such an anomaly would be the asset growth anomaly where the literature has shown that companies that are more aggressive with spending their capital have worse average stock performance than companies that are more conservative in their capital expenditures. Perfect market efficiency would not yield any market outperformance from investment decisions based on publicly available accounting data such as this.

The Fund seeks to target the best performing, recent, and persistent anomalies. The Fund may invest in stocks that provide exposure to a wide variety of anomalies. The Adviser’s strategy may seek to capitalize on many market anomalies at any one time. The Adviser may adjust its model to include newer and more effective anomalies and pare down exposure to older underperforming anomalies on a regular basis. The signals from these models indicate which stocks are undervalued and likely to increase in price and which stocks are overvalued and likely to decrease in price. The Adviser takes long positions in the undervalued securities and short positions in the overvalued securities.

Tactical Market Exposure. The Adviser varies the Fund’s equity exposure using a tactical proprietary model of market returns. When the tactical model forecasts lower market returns, the Fund targets a market-neutral (zero beta) allocation to stocks with a gross equity exposure (long positions plus short positions) of at least 80%. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is assigned a number with a beta of 1 indicating that the security’s price moves with the market. A beta of less than 1 means that the security is theoretically less volatile than the market. A beta of greater than 1 indicates that the security’s price is theoretically more volatile than the market. The remaining 0-30% of the total portfolio assets are invested either directly, or indirectly through ETFs, mutual funds, or derivatives, in U.S. treasury instruments and investment grade debt. When the model forecasts higher market returns, the Adviser selects a blend of equity index futures, equity index ETFs, and/or equity index swaps based on various factors (liquidity, tracking error, and cost) to achieve exposure to the equity markets with a beta between 0.8 and 0.85.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio managers.

• Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

• Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

• Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. Using derivatives can create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility of the Fund’s share price.

• Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• Portfolio Turnover Risk. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

• Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index, supplemental index, and a blend of two indices which the Adviser believes illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.counterpointmutualfunds.com or by calling 1-844-273-8637.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2016	7.14%
Worst Quarter:	3/31/2016	(9.06)%

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Counterpoint Tactical Equity Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(7.69%)	(0.70%)	Nov. 30, 2015
Class I Shares | Return after taxes on distributions			(7.69%)	(1.21%)
Class I Shares | Return after taxes on distributions and sale of Fund shares			(4.55%)	(0.49%)
Class A Shares		Return before taxes	(13.18%)	(2.37%)	Nov. 30, 2015
Class C Shares		Return before taxes	(8.53%)	(1.68%)	Nov. 30, 2015
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1],[2]		31.49%	13.67%
S&P Mid-Cap 400 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		26.20%	10.60%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[4]		2.28%	1.31%
Counterpoint Equity Blended Index (reflects no deduction for fees, expenses or taxes)	[5]		16.26%	7.50%
[1]	The Fund has selected the S&P 500 Total Return Index to replace the S&P Mid-Cap 400 Total Return Index as its primary benchmark. The Adviser believes the S&P 500 Total Return Index provides a better comparison to the Fund and its trend following overlay.
[2]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[3]	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The Index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[4]	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[5]	The Counterpoint Equity Blended index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Counterpoint Long-Short Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	COUNTERPOINT LONG-SHORT EQUITY FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Counterpoint Long-Short Equity Fund (the “Fund”) seeks capital appreciation and preservation.
Expense [Heading]	Fees and Expenses of the Fund :
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Counterpoint Long-Short Equity Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Counterpoint Long-Short Equity Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.12%	1.12%	1.12%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.64%	3.39%	2.39%
Fee Waiver and Expense Reimbursement	[2]	(0.62%)	(0.62%)	(0.62%)
Total Annual Fund Operating Expenses After Fee Waiver		2.02%	2.77%	1.77%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund's adviser))) do not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees were waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment. These agreements may be terminated only by the Board of Trustees on 60 days' written notice to the Fund's adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Counterpoint Long-Short Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	768	1,293	1,843	3,334
Class C Shares	280	984	1,712	3,635
Class I Shares	180	686	1,219	2,679

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 324% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in long and short positions in equity instruments of any market capitalization. Equity instruments include domestic and foreign common stock, preferred stock, depositary receipts, equity swaps (including single-name, index, and basket swaps), options, equity index futures, and exchange traded funds (“ETFs”) that invest in these types of securities. The Fund may hedge exposure to foreign currencies using foreign currency forwards or futures. The Fund targets a market-neutral (zero beta) allocation to individual stocks while seeking broad market exposure of an average of 0.5 beta to equity markets (although the Fund’s actual beta may range from 0.4 to 0.6). The Fund allocates its portfolio between these two sleeves. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is assigned a number with a beta of 1 indicating that the security’s price moves with the market. A beta of less than 1 means that the security is theoretically less volatile than the market. A beta of greater than 1 indicates that the security’s price is theoretically more volatile than the market.

In managing the market-neutral portion of the strategy, the Fund’s adviser, Counterpoint Mutual Funds, LLC (the “Adviser”), selects the particular stocks on which to go long and short based on quantitative models. The models are based on proprietary research related to economic indicators found in peer-reviewed academic journals. The signals from the quantitative models indicate which stocks are undervalued and likely to increase in price and which stocks are overvalued and likely to decrease in price. The Adviser takes long positions in the undervalued securities and short positions in the overvalued securities. The Fund’s methodology may result in high portfolio turnover (turnover over 100%).

For the market exposure portion of the strategy, the Adviser selects a blend of equity index futures, equity index ETFs, and/or equity index swaps based on various factors (liquidity, tracking error, and cost) to achieve exposure to the equity markets with a beta of 0.5.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

• Forward Currency Contract Risk. Foreign currency forward contracts are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, such as 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Foreign currency forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty default Risk.

• Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

• Investment Companies Risk. When the Fund invests in other investment companies (such as ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. Using derivatives can create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility of the Fund’s share price.

• Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

• Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

• Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance, a supplemental index, and a blend of the two indices which the Adviser believes illustrates a closer representation of the Fund’s portfolio composition. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a blend of two indices is also provided as the Adviser believes it illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.counterpointmutualfunds.com or by calling 1-844-273-8637.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2019	4.45%
Worst Quarter:	12/31/2018	(6.99)%

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Counterpoint Long-Short Equity Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	1.28%	(0.86%)	Oct. 04, 2017
Class I Shares | Return after taxes on distributions			1.28%	(1.31%)
Class I Shares | Return after taxes on distributions and sale of Fund shares			0.76%	(0.74%)
Class A Shares		Return before taxes	(4.83%)	(3.71%)	Oct. 04, 2017
Class C Shares		Return before taxes	2.48%	(0.15%)	Oct. 04, 2017
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		31.49%	13.60%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[2]		2.28%	1.97%
Counterpoint Equity Blended Index (reflects no deduction for fees, expenses or taxes)	[3]		16.26%	7.90%
[1]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[3]	The Counterpoint Equity Blended index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Counterpoint Tactical Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	COUNTERPOINT TACTICAL MUNICIPAL FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Counterpoint Tactical Municipal Fund (the “Fund”) seeks tax-free income and capital preservation.
Expense [Heading]	Fees and Expenses of the Fund :
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Counterpoint Tactical Municipal Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Counterpoint Tactical Municipal Fund		Class A	Class C	Class I
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.08%	1.08%	1.08%
Acquired Fund Fees and Expenses	[1]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		2.50%	3.25%	2.25%
Fee Waiver and Expense Reimbursement	[2]	(0.78%)	(0.78%)	(0.78%)
Total Annual Fund Operating Expenses After Fee Waiver		1.72%	2.47%	1.47%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds ("ETFs").
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund's adviser))) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees are waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment. These agreements may be terminated only by the Board of Trustees on 60 days' written notice to the Fund's adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Counterpoint Tactical Municipal Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	617	1,123	1,654	3,102
Class C	250	928	1,630	3,496
Class I	150	628	1,134	2,524

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended September 30, 2019, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any) in, or derives at least 80% of its income from, municipal bonds. Municipal bonds are securities exempt from regular federal income tax and generally issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund may indirectly and directly invest in issuers located in U.S. territories, commonwealths, possessions or protectorates. The adviser uses a proprietary quantitative model that seeks to identify trends in the high-yield municipal bond market.

• The Fund invests in mutual funds, passively and actively managed ETFs, and closed-end funds (collectively, “Bond Funds”) that invest primarily in high-yield municipal bonds when the model indicates the high-yield municipal bond market is stable or trending upwards.

• The Fund invests in Bond Funds that invest primarily in higher quality municipal bonds when the model indicates the high-yield municipal bond market is trending downwards.

By tactically allocating the Fund’s investments, the adviser seeks to reduce the Fund’s exposure to declines in the high-yield municipal bond market, attempting to limit downside portfolio volatility. To hedge against or replicate interest rate exposure, the Fund may also invest in U.S. treasury futures.

The Fund may also invest in municipal securities directly, and may invest, without limitation, in securities, the income from which may subject you to the federal alternative minimum tax. The Fund may invest in debt securities of any credit quality or maturity. The Fund is not constrained in the range of maturities or geographical diversification it may assume from acquired fund holdings. The Fund may invest up to 100% of its assets in below investment grade securities.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

• Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the value of the Bond Funds they are intended to hedge or replicate. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested.

• High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its proportionate share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risk of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies. In addition, ETFs and exchanged-traded closed-end fund shares may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of shares may trade above or below their NAV, (ii) an active trading market for shares may not develop or be maintained; or (iii) trading of shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Municipal Bond Risk. The underlying funds in which the Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the municipality that issued the debt. There is no guarantee that a municipality will pay interest or repay principal.

• Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.counterpointmutualfunds.com or by calling 1-844-273-8637.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2019	3.15%
Worst Quarter:	12/31/2019	0.38%

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Counterpoint Tactical Municipal Fund		Label	One Year	Since Inception	Inception Date
Class I		Return before taxes	8.16%	5.50%	Jun. 11, 2018
Class I | Return after taxes on distributions			6.75%	4.31%
Class I | Return after taxes on distributions and sale of Fund shares			4.81%	3.69%
Class A		Return before taxes	3.03%	2.19%	Jun. 11, 2018
Class C		Return before taxes	7.14%	4.47%	Jun. 11, 2018
Bloomberg Barclays U.S Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		7.54%	5.92%
[1]	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.